MFA 2024-NQM3 Trust ABS-15G

Exhibit 99.39

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
60668		XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
61768		XXXX	A	A	A	A	A	A	A	A	Closed	FCRE1467	XXXX	XXXX	Resolved	1 - Information	A	A	Credit	Missing Doc - Assets	Asset 1 Missing	Resolved-Asset 1 Provided - Due Diligence Vendor-02/01/2022 Rescinded-Item set in error- full two months' statements included with original submission. - Due Diligence Vendor-01/19/2022 Ready for Review-Please review statement from UW: LTV is at xxx and we do not require actual assets statements until the LTV is over 65%. Thank you. - Seller-01/18/2022 Open-Provide evidence of additional funds to close as subject loan is short. CD reflects xxx required while just over xxx was submitted. - Due Diligence Vendor-01/05/2022	Ready for Review-Please review statement from UW: LTV is at xxx and we do not require actual assets statements until the LTV is over xxx. Thank you. - Seller-01/18/2022	Resolved-Asset 1 Provided - Due Diligence Vendor-02/01/2022 Rescinded-Item set in error- full two months' statements included with original submission. - Due Diligence Vendor-01/19/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	Rate and Term	N/A	N/A	232796
63683		XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
65094		XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
65161		XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA